RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Stock option grants | shares		0	534,000		0
Stock option grant price range		$ 0	$ 0.80		$ 0
Officers and directors [Member]
Related Party Transaction [Line Items]
Consulting fees paid or accrued to officers or their companies | $		$ 1,124,304	$ 894,616		$ 701,957
Directors' fees | $		$ 2,398	$ 2,238		$ 2,257
Stock option grants | shares		0	123,837		0
Stock option grant price range	$ 0			$ 0
Officers and directors [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Stock option grant price range	0.60
Officers and directors [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Stock option grant price range	$ 1.23